CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income / Loss	Retained Earnings	Treasury Stock	Total
Balance beginning, Shares at Jun. 30, 2018	1,513,914				19,802
Balance beginning, Amount at Jun. 30, 2018	$ 75,700	$ 2,545,900	$ 1,200	$ 3,131,800	$ 52,400	$ 5,702,200
Cumulative effect of the adoption of ASU 2016-01 - Financial Instruments			(22,000)	22,000		0
Net income (loss)				645,600		645,600
Issuance of common stock and warrants, net of issuance costs, amount						0
Cash dividend declared and paid, $.05				(74,700)		(74,700)
Holding gain (loss) on investment securities, net of tax			20,800			20,800
Stock-based compensation		46,800				46,800
Balance ending, Shares at Jun. 30, 2019	1,513,914				19,802
Balance ending, Amount at Jun. 30, 2019	$ 75,700	2,592,700	0	3,724,700	$ 52,400	6,340,700
Net income (loss)				(56,200)		(56,200)
Stock options exercised, shares	2,000
Stock options exercised, amount	$ 100	6,900				7,000
Stock-based compensation		17,700				17,700
Balance ending, Shares at Sep. 30, 2019	1,515,914				19,802
Balance ending, Amount at Sep. 30, 2019	$ 75,800	2,617,300		3,668,500	$ 52,400	6,309,200
Balance beginning, Shares at Jun. 30, 2019	1,513,914				19,802
Balance beginning, Amount at Jun. 30, 2019	$ 75,700	2,592,700	0	3,724,700	$ 52,400	6,340,700
Net income (loss)						(367,200)
Issuance of common stock and warrants, net of issuance costs, amount						0
Balance ending, Shares at Mar. 31, 2020	1,522,575				19,802
Balance ending, Amount at Mar. 31, 2020	$ 76,100	2,649,300		3,357,500	$ 52,400	6,030,500
Balance beginning, Shares at Jun. 30, 2019	1,513,914				19,802
Balance beginning, Amount at Jun. 30, 2019	$ 75,700	2,592,700	0	3,724,700	$ 52,400	6,340,700
Net income (loss)				(703,300)		(703,300)
Issuance of common stock and warrants, net of issuance costs, shares	1,349,850
Issuance of common stock and warrants, net of issuance costs, amount	$ 67,500	5,936,900				6,004,400
Stock options exercised, shares	17,301
Stock options exercised, amount	$ 900	12,900				13,800
Stock-based compensation		65,800				65,800
Balance ending, Shares at Jun. 30, 2020	2,881,065				19,802
Balance ending, Amount at Jun. 30, 2020	$ 144,100	8,608,300	0	3,021,400	$ 52,400	11,721,400
Balance beginning, Shares at Sep. 30, 2019	1,515,914				19,802
Balance beginning, Amount at Sep. 30, 2019	$ 75,800	2,617,300		3,668,500	$ 52,400	6,309,200
Net income (loss)				3,600		3,600
Stock options exercised, shares	6,661
Stock options exercised, amount	$ 300	(300)
Stock-based compensation		17,700				17,700
Balance ending, Shares at Dec. 31, 2019	1,522,575				19,802
Balance ending, Amount at Dec. 31, 2019	$ 76,100	2,634,700		3,672,100	$ 52,400	6,330,500
Net income (loss)				(314,600)		(314,600)
Stock-based compensation		14,600				14,600
Balance ending, Shares at Mar. 31, 2020	1,522,575				19,802
Balance ending, Amount at Mar. 31, 2020	$ 76,100	2,649,300		3,357,500	$ 52,400	6,030,500
Balance beginning, Shares at Jun. 30, 2020	2,881,065				19,802
Balance beginning, Amount at Jun. 30, 2020	$ 144,100	8,608,300	0	3,021,400	$ 52,400	11,721,400
Net income (loss)				(263,300)		(263,300)
Stock-based compensation		61,300				61,300
Balance ending, Shares at Sep. 30, 2020	2,881,065				19,802
Balance ending, Amount at Sep. 30, 2020	$ 144,100	8,669,600		2,758,100	$ 52,400	11,519,400
Balance beginning, Shares at Jun. 30, 2020	2,881,065				19,802
Balance beginning, Amount at Jun. 30, 2020	$ 144,100	8,608,300	$ 0	3,021,400	$ 52,400	11,721,400
Net income (loss)						(2,311,400)
Issuance of common stock and warrants, net of issuance costs, amount						0
Balance ending, Shares at Mar. 31, 2021	2,882,065				19,802
Balance ending, Amount at Mar. 31, 2021	$ 144,200	10,040,600		710,000	$ 52,400	10,842,400
Balance beginning, Shares at Sep. 30, 2020	2,881,065				19,802
Balance beginning, Amount at Sep. 30, 2020	$ 144,100	8,669,600		2,758,100	$ 52,400	11,519,400
Net income (loss)				(612,500)		(612,500)
Stock-based compensation		76,100				76,100
Balance ending, Shares at Dec. 31, 2020	2,881,065				19,802
Balance ending, Amount at Dec. 31, 2020	$ 144,100	8,745,700		2,145,600	$ 52,400	10,983,000
Net income (loss)				(1,435,600)		(1,435,600)
Stock options exercised, shares	1,000
Stock options exercised, amount	$ 100	2,900				3,000
Stock-based compensation		1,292,000				1,292,000
Balance ending, Shares at Mar. 31, 2021	2,882,065				19,802
Balance ending, Amount at Mar. 31, 2021	$ 144,200	$ 10,040,600		$ 710,000	$ 52,400	$ 10,842,400